Goodwill and intangible assets (Tables)	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill by reportable segment during the years ended December 31, 2024 and 2023 were as follows:

	December 31, 2024		December 31, 2023
	Asset Management	Insurance Solutions	Asset Management	Insurance Solutions
Balance, beginning of period	$1,000	$55,697	$—	$55,697
Ovation acquisition (Note 3)	—	—	1,000	—
Balance, end of period	$1,000	55,697	$1,000	$55,697

Schedule of Finite-Lived Intangible Assets
Intangible assets consist of the following as of December 31, 2024, and December 31, 2023:

	December 31, 2024
	Gross carrying amount	Accumulated amortization	Accumulated impairment	Net carrying amount
Asset Management
Intangible assets — indefinite life
Investment management contracts	$19,204	$—	$—	$19,204
Intangible assets — definite life
Investment management contracts	13,379	(4,808)	(1,835)	6,736
Total intangible assets — Asset Management	32,583	(4,808)	(1,835)	25,940

Insurance Solutions
Intangible assets — indefinite life
State insurance licenses	2,444	—	—	2,444
Total intangible assets — Insurance Solutions	$2,444	$—	$—	$2,444

	December 31, 2023
	Gross carrying amount	Accumulated amortization	Accumulated impairment	Net carrying amount
Asset Management
Intangible assets — indefinite life
Investment management contracts	$19,204	$—	$—	$19,204
Intangible assets — definite life
Investment management contracts	13,379	(3,061)	—	10,318
Total intangible assets — Asset Management	32,583	(3,061)	—	29,522

Insurance Solutions
Intangible assets — indefinite life
State insurance licenses	2,444	—	—	2,444
Total intangible assets — Insurance Solutions	$2,444	$—	$—	$2,444
Intangible assets consist of the following as of September 30, 2025 and December 31, 2024:

	September 30, 2025
	Gross carrying amount	Accumulated amortization	Accumulated impairment	Net carrying amount
Asset Management
Intangible assets — indefinite life
Investment management contracts	$19,204	$—	$(19,204)	$—
Profit sharing interest¹	$11,236	$—		$11,236
Intangible assets — definite life
Investment management contracts	11,544	(7,911)	—	3,633
Total intangible assets — Asset Management	$41,984	$(7,911)	$(19,204)	$14,869

Insurance Solutions
Intangible assets — indefinite life
State insurance licenses	$2,444	$—	$—	$2,444
Total intangible assets — Insurance Solutions	$2,444	$—	$—	$2,444
_______________
(1)On July 15, 2025, the merging of Logan Ridge Finance Corporation (“Logan Ridge”) into Portman Ridge Finance Corporation (“Portman Ridge” or “Portman”) closed, with the new combined entity renamed to BCP Investment Corporation (“BCIC”). Upon the close of this merger, the Company’s investment management agreement with Logan Ridge was terminated, resulting in an impairment loss for the full carrying amount of the investment management agreement. Upon termination of the investment management agreement with Logan Ridge, the Company acquired a profit-sharing agreement with the owner of Sierra Crest Investment Management (“SCIM”) which is the manager of BCIC, for no cash consideration. The acquisition of the profit-sharing agreement is presented as a gain that offsets the accumulated impairment loss on the Logan Ridge investment management agreement, in “Amortization and impairment of intangible assets” on the Condensed Consolidated Statements of Operations. The profit-sharing agreement was determined to be an indefinte-lived intangible asset given the Company expects SCIM to be the investment manager of BCIC indefinitely, and for the owner of SCIM to hold its equity in SCIM indefnitely.

	December 31, 2024
	Gross carrying amount	Accumulated amortization	Accumulated impairment	Net carrying amount
Asset Management
Intangible assets — indefinite life
Investment management contracts	$19,204	$—	$—	$19,204
Intangible assets — definite life
Investment management contracts	13,379	(4,808)	(1,835)	6,736
Total intangible assets — Asset Management	$32,583	$(4,808)	$(1,835)	$25,940

Insurance Solutions
Intangible assets — indefinite life
State insurance licenses	2,444	—	—	2,444
Total intangible assets — Insurance Solutions	$2,444	$—	$—	$2,444

Schedule of Indefinite-Lived Intangible Assets
Intangible assets consist of the following as of December 31, 2024, and December 31, 2023:

	December 31, 2024
	Gross carrying amount	Accumulated amortization	Accumulated impairment	Net carrying amount
Asset Management
Intangible assets — indefinite life
Investment management contracts	$19,204	$—	$—	$19,204
Intangible assets — definite life
Investment management contracts	13,379	(4,808)	(1,835)	6,736
Total intangible assets — Asset Management	32,583	(4,808)	(1,835)	25,940

Insurance Solutions
Intangible assets — indefinite life
State insurance licenses	2,444	—	—	2,444
Total intangible assets — Insurance Solutions	$2,444	$—	$—	$2,444

	December 31, 2023
	Gross carrying amount	Accumulated amortization	Accumulated impairment	Net carrying amount
Asset Management
Intangible assets — indefinite life
Investment management contracts	$19,204	$—	$—	$19,204
Intangible assets — definite life
Investment management contracts	13,379	(3,061)	—	10,318
Total intangible assets — Asset Management	32,583	(3,061)	—	29,522

Insurance Solutions
Intangible assets — indefinite life
State insurance licenses	2,444	—	—	2,444
Total intangible assets — Insurance Solutions	$2,444	$—	$—	$2,444
Intangible assets consist of the following as of September 30, 2025 and December 31, 2024:

	September 30, 2025
	Gross carrying amount	Accumulated amortization	Accumulated impairment	Net carrying amount
Asset Management
Intangible assets — indefinite life
Investment management contracts	$19,204	$—	$(19,204)	$—
Profit sharing interest¹	$11,236	$—		$11,236
Intangible assets — definite life
Investment management contracts	11,544	(7,911)	—	3,633
Total intangible assets — Asset Management	$41,984	$(7,911)	$(19,204)	$14,869

Insurance Solutions
Intangible assets — indefinite life
State insurance licenses	$2,444	$—	$—	$2,444
Total intangible assets — Insurance Solutions	$2,444	$—	$—	$2,444
_______________
(1)On July 15, 2025, the merging of Logan Ridge Finance Corporation (“Logan Ridge”) into Portman Ridge Finance Corporation (“Portman Ridge” or “Portman”) closed, with the new combined entity renamed to BCP Investment Corporation (“BCIC”). Upon the close of this merger, the Company’s investment management agreement with Logan Ridge was terminated, resulting in an impairment loss for the full carrying amount of the investment management agreement. Upon termination of the investment management agreement with Logan Ridge, the Company acquired a profit-sharing agreement with the owner of Sierra Crest Investment Management (“SCIM”) which is the manager of BCIC, for no cash consideration. The acquisition of the profit-sharing agreement is presented as a gain that offsets the accumulated impairment loss on the Logan Ridge investment management agreement, in “Amortization and impairment of intangible assets” on the Condensed Consolidated Statements of Operations. The profit-sharing agreement was determined to be an indefinte-lived intangible asset given the Company expects SCIM to be the investment manager of BCIC indefinitely, and for the owner of SCIM to hold its equity in SCIM indefnitely.

	December 31, 2024
	Gross carrying amount	Accumulated amortization	Accumulated impairment	Net carrying amount
Asset Management
Intangible assets — indefinite life
Investment management contracts	$19,204	$—	$—	$19,204
Intangible assets — definite life
Investment management contracts	13,379	(4,808)	(1,835)	6,736
Total intangible assets — Asset Management	$32,583	$(4,808)	$(1,835)	$25,940

Insurance Solutions
Intangible assets — indefinite life
State insurance licenses	2,444	—	—	2,444
Total intangible assets — Insurance Solutions	$2,444	$—	$—	$2,444

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The following table represents estimated intangible amortization expense as of December 31, 2024:

As of	December 31, 2024
2025	$3,511
2026	2,024
2027	1,114
2028	87
2029 and thereafter	—
Total	$6,736
The following table represents estimated intangible amortization expense as of September 30, 2025:

As of	September 30, 2025
Remainder of 2025	$1,052
2026	1,687
2027	764
2028	130
2029	—
2030 and thereafter	—
Total	$3,633